Note 15 - Other Comprehensive Income (Loss) (Details) - Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, before tax amount	¥ 243,538	¥ 419,557	¥ 90,014
Foreign currency translation adjustments, net of tax amount	243,538	419,557	90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period, before tax amount	124,370	1,656,759	380,637
Amount arising during the period, tax (expense) benefit	(44,649)	(594,776)	(136,649)
Amount arising during the period, net of tax amount	79,721	1,061,983	243,988
Less: Reclassification adjustments for losses included in net income, before tax amount	(35,934)	(107,655)	19,788
Less: Reclassification adjustments for losses included in net income, tax (expense) benefit	12,900	41,232	(7,579)
Less: Reclassification adjustments for losses included in net income, net of tax amount	(23,034)	(66,423)	12,209
Defined benefit pension plans:
Other, tax (expense) benefit	4,903	(7,421)	324
Other, net of tax amount	4,903	(7,421)	324
Net unrealized holding gain (loss) during the period, before tax amount	88,436	1,549,104	400,425
Net unrealized holding gain (loss) during the period, tax (expense) benefit	(26,846)	(560,965)	(143,904)
Net unrealized holding gain (loss) during the period, net of tax amount	61,590	988,139	256,521
Defined benefit pension plans:
Amount arising during the period, before tax amount	(127,065)	63,775	(92,808)
Amount arising during the period, tax (expense) benefit	45,616	(22,896)	33,319
Amount arising during the period, net of tax amount	(81,449)	40,879	(59,489)
Less: Reclassification adjustments for gains included in net income, before tax amount	(2,413)	369	369
Less: Reclassification adjustments for gains included in net income, tax (expense) benefit	862	(133)	(132)
Less: Reclassification adjustments for gains included in net income, net of tax amount	(1,551)	236	237
Net defined benefit pension plans, before tax amount	(129,478)	64,144	(92,439)
Net defined benefit pension plans, tax (expense) benefit	46,478	(23,029)	33,187
Net defined benefit pension plans, net of tax amount	(83,000)	41,115	(59,252)
Other comprehensive income (loss), before tax amount	202,496	2,032,805	398,000
Other comprehensive income (loss), tax (expense) benefit	19,632	(583,994)	(110,717)
Other comprehensive income, net of tax	¥ 222,128	¥ 1,448,811	¥ 287,283